Organization and Summary of Significant Accounting Policies - Going Concern (Details) - USD ($)			4 Months Ended	12 Months Ended
	Jan. 17, 2018	Aug. 21, 2017	Dec. 31, 2017	Dec. 31, 2017	Dec. 31, 2016	Oct. 11, 2017
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Net loss				$ 20,720,286	$ 1,906,599
Net cash used in operating activities				(1,938,140)	$ (2,027,080)
Visionary Private Equity Group I, LP | Loan Agreement | Affiliated Entity
Debt Instrument [Line Items]
Debt instrument, face amount		$ 500,000
Debt discount		50,000
Notes payable, related parties		550,000
Visionary Private Equity Group I, LP | Loan Agreement Amendment | Investor
Debt Instrument [Line Items]
Debt instrument, face amount						$ 565,000
Debt discount						56,500
Notes payable, related parties			$ 896,500	$ 896,500		$ 621,500
Subsequent Event | Visionary Private Equity Group I, LP | Issue of Warrants | Investor
Debt Instrument [Line Items]
Term of warrant	5 years
Exercise price of warrant (in dollars per share)	$ 1.52
Private Placement | Armacor
Debt Instrument [Line Items]
Consideration receivable on transaction		$ 5,000,000
Consideration received on transaction			$ 255,000
Series B Preferred Stock | Armacor
Debt Instrument [Line Items]
Number of shares issued in transaction (in shares)		800,000
Series B Preferred Stock | Private Placement | Armacor
Debt Instrument [Line Items]
Number of shares issued in transaction (in shares)		800,000